Annual Operating Expenses - FidelityLowDurationBondFactorETF-PRO - FidelityLowDurationBondFactorETF-PRO - Fidelity Low Duration Bond Factor ETF - Fidelity Low Duration Bond Factor ETF	Dec. 30, 2024
Operating Expenses:
Management fee	0.15%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.15%